January 17, 2012

Supplement

SUPPLEMENT DATED JANUARY 17, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing the Portfolio. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Prospectus. In addition, the following changes to the Prospectus are effective as of January 17, 2012:

The section of the Prospectus entitled "Portfolio Summary—Investment Adviser—Portfolio Managers." is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Asset Allocation and the Taxable Fixed Income teams. Information about the current members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Mark A. Bavoso	Managing Director	September 1995

Jaidip Singh	Executive Director	January 2012

Neil Stone	Managing Director	January 2012

The second, third and fourth paragraphs under the section of the Prospectus entitled "Portfolio Details—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Asset Allocation and the Taxable Fixed Income teams. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Mark A. Bavoso, Jaidip Singh and Neil Stone.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Mr. Bavoso is the lead manager of the Portfolio. Messrs. Singh and Stone are responsible for specific sectors and for the day-to-day management of the fixed-income portion of the Portfolio. All team members collaborate to manage the assets of the Portfolio.

***

All references to the defined term "Investment Adviser" in the Prospectus are hereby deleted and replaced with "Adviser."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

January 17, 2012

Supplement

SUPPLEMENT DATED JANUARY 17, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(the "Fund")
Dated April 29, 2011

Effective January 17, 2012, W. David Armstrong and Sanjay Verma will no longer be managing The Strategist Portfolio. As a result, effective January 17, 2012, all references to Messrs. Armstrong and Verma will be deleted from the Statement of Additional Information. In addition, the following changes to the Statement of Additional Information are effective as of January 17, 2012:

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—F. Fund Management—Other Accounts Managed by the Portfolio Managers at December 31, 2010 (unless otherwise indicated):—Strategist" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Mark A. Bavoso	5	$1.0 billion	0	$0	0	$0
Jaidip Singh**	10	$2.0 billion	0	$0	18	$ 6.7 billion(5)
Neil Stone**	9	$ 958.4 million	0	$0	64	$ 12.5 billion(5)

**  As of September 30, 2011.

(5)  Of these other accounts, one account with a total of approximately $725.7 million in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—F. Fund Management—Securities Ownership of Portfolio Managers—Strategist" is hereby deleted and replaced with the following:

Mark A. Bavoso	none*

Jaidip Singh	none†

Neil Stone	none†

*	Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

†	As of September 30, 2011.

***

All references to the defined term "Investment Adviser" in the Statement of Additional Information are hereby deleted and replaced with "Adviser."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.